SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
SEGMENTED INFORMATION [Text Block]

10.         SEGMENTED INFORMATION

The Company operates in one reportable segment, being the acquisition and exploration of mineral property interests in Mexico.

Geographical segmented information is presented as follows:

2018	Canada	Mexico	Total
Net loss for the year	$5,395,830	$375,720	$5,771,550

Asset Information
Taxes receivable	$-	$3,877,934	$3,877,934
Deposits	$70,553	$-	$70,553
Property and equipment	$10,053	$1,292,831	$1,302,884
Exploration and evaluation assets	$-	$31,615,763	$31,615,763

2017
Net loss for the year	$4,571,123	$304,138	$4,875,261

Asset Information
Taxes receivable	$-	$1,526,702	$1,526,702
Deposits	$58,076	$-	$58,076
Property and equipment	$3,730	$997,308	$1,001,038
Exploration and evaluation assets	$-	$13,994,090	$13,994,090